UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549
                                     FORM 13F
                               FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: September 30, 2010 Check here if Amendment [X]; Amendment Number: 1
     This Amendment (Check only one.):  [X] is a restatement.
                                        [ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
     Name:             Carderock Capital Management, Inc.
     Address:          2 Wisconsin Circle
                       Suite 510
                       Chevy Chase, MD 20815-7003
     13F File Number:  028-10166

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name:                  James W. Mersereau
Title:                 Compliance Officer
Phone:                 301-951-5288 x 102
Signature,             Place,                       and Date of Signing:
James W. Mersereau     Chevy Chase, Maryland        November 16, 2010

Please Ignore the 13F initially filed for Carderock Capital Management, Inc. on 11/15/2010 under Acc-No: 0001168889-10-000016 (34 Act) and refer to this
Amendment # 1 and Restatement in its place.

Report Type (Check only one.):
                       [X] 13F HOLDINGS REPORT.
                       [ ] 13F NOTICE.
                       [ ] 13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager: None

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:           0
Form 13F Information Table Entry Total:      114
Form 13F Information Table Value Total:      $132,027
List of Other Included Managers:             None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579Y101      982    11330 SH       SOLE                                      11330
ABB Ltd Spons ADR              COM              000375204      667    31563 SH       SOLE                                      31563
Abbott Laboratories            COM              002824100      714    13661 SH       SOLE                                      13661
Accenture PLC                  COM              G1151C101     1563    36787 SH       SOLE                                      36787
Adobe Systems Inc              COM              00724F101      518    19810 SH       SOLE                                      19810
Aflac                          COM              001055102      876    16947 SH       SOLE                                      16947
America Movil SAB de CV Spons  COM              02364W105     1035    19399 SH       SOLE                                      19399
Ametek Inc                     COM              031100100     1692    35430 SH       SOLE                                      35430
Amphenol Corp New Cl A         COM              032095101     2128    43456 SH       SOLE                                      43456
Apache Corporation             COM              037411105     1818    18593 SH       SOLE                                      18593
Apple Computer Inc             COM              037833100     2042     7196 SH       SOLE                                       7196
Aptargroup Inc                 COM              038336103      398     8721 SH       SOLE                                       8721
Asiainfo Linkage Inc           COM              04518A104      321    16270 SH       SOLE                                      16270
Autozone Inc                   COM              053332102      706     3084 SH       SOLE                                       3084
BCE Inc. New                   COM              05534B760      762    23445 SH       SOLE                                      23445
Bank of Montreal               COM              063671101     1378    23865 SH       SOLE                                      23865
Bard C.R. Inc.                 COM              067383109     1183    14524 SH       SOLE                                      14524
Barrick Gold Corp              COM              067901108     1120    24194 SH       SOLE                                      24194
Becton Dickinson & Co          COM              075887109     1612    21751 SH       SOLE                                      21751
Bristol-Myers Squibb           COM              110122108      327    12074 SH       SOLE                                      12074
C H Robinson Worldwide Inc New COM              12541W209     3439    49180 SH       SOLE                                      49180
CNOOC Ltd Spons ADR            COM              126132109     1435     7384 SH       SOLE                                       7384
Canadian National Railway Corp COM              136375102     1455    22731 SH       SOLE                                      22731
Caterpillar Inc                COM              149123101     1099    13962 SH       SOLE                                      13962
Celgene Corporation            COM              151020104      550     9554 SH       SOLE                                       9554
Central Fund Of Canada         COM              153501101      622    37482 SH       SOLE                                      37482
CenturyLink                    COM              156700106     1095    27752 SH       SOLE                                      27752
Check Point Software           COM              M22465104     2662    72086 SH       SOLE                                      72086
Church & Dwight Inc            COM              171340102     1892    29136 SH       SOLE                                      29136
Cimarex Energy Co.             COM              171798101      281     4250 SH       SOLE                                       4250
Cisco Systems                  COM              17275R102     1456    66483 SH       SOLE                                      66483
Citrix Systems                 COM              177376100     1366    20013 SH       SOLE                                      20013
Cognizant Tech                 COM              192446102     3841    59572 SH       SOLE                                      59572
Danaher Corp                   COM              235851102     1744    42943 SH       SOLE                                      42943
Dolby Laboratories Inc         COM              25659T107     1625    28603 SH       SOLE                                      28603
Dominion Resources             COM              25746U109     1021    23392 SH       SOLE                                      23392
Donaldson Company Inc          COM              257651109     1514    32127 SH       SOLE                                      32127
Dover Corp                     COM              260003108      230     4400 SH       SOLE                                       4400
Eaton Vance                    COM              278265103      411    14163 SH       SOLE                                      14163
Ecolab                         COM              278865100     2620    51646 SH       SOLE                                      51646
Emerson Electric Co            COM              291011104     1666    31638 SH       SOLE                                      31638
Energizer Holdings             COM              29266R108      375     5575 SH       SOLE                                       5575
Entergy Corp New               COM              29364G103      491     6410 SH       SOLE                                       6410
Expeditors Int'l Wash          COM              302130109     1194    25832 SH       SOLE                                      25832
Factset Research System        COM              303075105     2741    33785 SH       SOLE                                      33785
Fastenal Co                    COM              311900104     1245    23414 SH       SOLE                                      23414
First Solar Inc                COM              336433107      740     5025 SH       SOLE                                       5025
Fiserv Inc.                    COM              337738108     1479    27489 SH       SOLE                                      27489
Flowserve Corp                 COM              34354P105     2012    18386 SH       SOLE                                      18386
Freeport-McMoran Copper & Gold COM              35671D857     1723    20176 SH       SOLE                                      20176
Grainger (WW) Inc              COM              384802104     3531    29647 SH       SOLE                                      29647
HDFC Bank Ltd ADR              COM              40415F101      225     1223 SH       SOLE                                       1223
HSBC Holding PLC               COM              404280406      336     6642 SH       SOLE                                       6642
Hansen Natural Corp            COM              411310105      350     7518 SH       SOLE                                       7518
Helmerich & Payne              COM              423452101      379     9369 SH       SOLE                                       9369
Henry Schein Inc.              COM              806407102      791    13509 SH       SOLE                                      13509
Hewlett-Packard                COM              428236103      993    23610 SH       SOLE                                      23610
Humana Inc.                    COM              444859102      319     6350 SH       SOLE                                       6350
Idexx Labs                     COM              45168D104     2404    38958 SH       SOLE                                      38958
Illinois Tool Works            COM              452308109     1188    25266 SH       SOLE                                      25266
Infosys Tech Adr               COM              456788108      589     8747 SH       SOLE                                       8747
Int'l Business Mach            COM              459200101     3218    23987 SH       SOLE                                      23987
Jacobs Engineering Group Inc   COM              469814107      627    16214 SH       SOLE                                      16214
Johnson & Johnson              COM              478160104     1711    27621 SH       SOLE                                      27621
Johnson Controls               COM              478366107      329    10796 SH       SOLE                                      10796
Joy Global Inc.                COM              481165108      810    11519 SH       SOLE                                      11519
Kellogg Co                     COM              487836108      728    14422 SH       SOLE                                      14422
Kirby Corporation              COM              497266106      227     5656 SH       SOLE                                       5656
Knight Transportation Inc      COM              499064103      363    18800 SH       SOLE                                      18800
McCormick & Co                 COM              579780206      812    19311 SH       SOLE                                      19311
McDonald's Corp                COM              580135101     1142    15328 SH       SOLE                                      15328
Merck & Co New                 COM              58933Y105      620    16852 SH       SOLE                                      16852
Netease.com ADS                COM              64110W102      726    18419 SH       SOLE                                      18419
Newmont Mining                 COM              651639106      711    11327 SH       SOLE                                      11327
NextEra Energy Inc             COM              65339F101      309     5689 SH       SOLE                                       5689
Nice Systems Ltd ADR           COM              653656108      513    16384 SH       SOLE                                      16384
Nike Inc Cl B                  COM              654106103      294     3674 SH       SOLE                                       3674
Noble Energy Inc.              COM              655044105      405     5400 SH       SOLE                                       5400
Novo Nordisk Spons ADR         COM              670100205      843     8566 SH       SOLE                                       8566
Nucor Corp                     COM              670346105      443    11607 SH       SOLE                                      11607
O'Reilly Automotive            COM              686091109     2011    37796 SH       SOLE                                      37796
Oracle Corporation             COM              68389x105     1625    60532 SH       SOLE                                      60532
Parker Hannifin Corp           COM              701094104      755    10771 SH       SOLE                                      10771
Potash Corp                    COM              73755L107     1105     7668 SH       SOLE                                       7668
Praxair Inc                    COM              74005P104     2524    27968 SH       SOLE                                      27968
Procter & Gamble Co            COM              742718109     1221    20364 SH       SOLE                                      20364
Public Storage Inc Com         COM              74460D109      900     9277 SH       SOLE                                       9277
Quest Diagnostics              COM              74834L100      930    18432 SH       SOLE                                      18432
Questar Corporation            COM              748356102      726    41417 SH       SOLE                                      41417
Rogers Communications Cl B     COM              775109200     1340    35807 SH       SOLE                                      35807
Roper Inds Inc New Com         COM              776696106     1630    25002 SH       SOLE                                      25002
Royal Bank of Canada           COM              780087102      850    16304 SH       SOLE                                      16304
SINA Corporation               COM              G81477104      284     5623 SH       SOLE                                       5623
Shire Ltd Spons ADR            COM              82481R106      865    12859 SH       SOLE                                      12859
Sigma-Aldrich Corp             COM              826552101     3719    61595 SH       SOLE                                      61595
Smucker, (JM)                  COM              832696405      966    15952 SH       SOLE                                      15952
Southern Co                    COM              842587107      968    25994 SH       SOLE                                      25994
St. Jude Med Inc.              COM              790849103      515    13080 SH       SOLE                                      13080
Stericycle Inc                 COM              858912108     1759    25319 SH       SOLE                                      25319
Stryker Corp                   COM              863667101     1094    21856 SH       SOLE                                      21856
Suncor Energy Inc.             COM              867224107      277     8500 SH       SOLE                                       8500
Syngenta Adr                   COM              87160A100     1067    21424 SH       SOLE                                      21424
T Rowe Price Assoc             COM              74144T108      625    12476 SH       SOLE                                      12476
Taiwan Semiconductor Mfg       COM              874039100      736    72601 SH       SOLE                                      72601
Teva Pharmaceutical            COM              881624209     2760    52323 SH       SOLE                                      52323
Thermo Fisher Scientific       COM              883556102      350     7301 SH       SOLE                                       7301
Toro Co                        COM              891092108      240     4268 SH       SOLE                                       4268
Toronto-Dominion Bank          COM              891160509      848    11740 SH       SOLE                                      11740
Trimble Navigation Ltd         COM              896239100     1800    51382 SH       SOLE                                      51382
United Technologies            COM              913017109     2340    32848 SH       SOLE                                      32848
V F Corp                       COM              918204108      424     5239 SH       SOLE                                       5239
WGL Holdings Inc.              COM              92924f106      779    20628 SH       SOLE                                      20628
iShares S&P 500 Value Index Fu                  464287200     1239    10825 SH       SOLE                                      10825
iShares S&P MidCap 400 Growth                   464287606      945    10736 SH       SOLE                                      10736